Related Party (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		49 Months Ended
	Aug. 26, 2013	Apr. 29, 2013	Aug. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Notes	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Related Party (Textual)
Consulting fees paid by company to its CEO								$ 0	$ 100,000
Term for support services contract								2 years
Accounting and tax service fees				20,202	37,055	30,115	68,913	68,913		99,028
Percentage of gross profits paid for royalties to licensors						10.00%		10.00%
Royalty fees paid by Company								0
Expected volatility	138.00%		137.00%			109.00%		109.00%
Discount rate	0.79%
Expected life	3 years		3 years			2 years		1 year
Dividend yield	0.00%		0.00%			0.00%		0.00%
Commissions paid by company to its CEO				7,000	0	16,000	0	77,500		93,500
Warrants issued to a company	3,433,335	2,200,000
Number of warrants expired	3,433,335	2,200,000
Warrants expiration period	3 years	3 years
Number of Notes issued						7
Amount of notes issued				145,000		145,000				145,000
Number of notes repaid						2
Notes repaid amount						25,108
Interest rate on notes issued				12.00%		12.00%		12.00%		12.00%
Interest expense				1,512		1,545
Warrants exercise price	1.29	1.31
Fair value of warrants on date of grant	$ 3,380,926	$ 2,253,119
Warrant [Member]
Related Party (Textual)
Expected volatility		144.00%				142.00%
Discount rate		0.32%
Expected life		3 years				3 years
Dividend yield		0.00%				0.00%